CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Convertible preferred shares (Details) - Series C $ / shares in Units, $ in Millions	1 Months Ended
Sep. 30, 2018 USD ($) $ / shares shares
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased (in shares) | shares	4,285,715
Carrying amount of shares repurchased | $	$ 60.0
Carrying amount per share | $ / shares	$ 14.00